Income Taxes (Schedule Of Components Of Income From Continuing Operations) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Income Tax Disclosure [Abstract]
Document Fiscal Year Focus									2018
Domestic									$ 547,101	$ 535,378	$ 513,746
Foreign									121,631	93,909	55,733
Income from continuing operations before income taxes	$ 1,231,021	$ (120,805)	$ (236,265)	$ (205,219)	$ 1,211,903	$ (150,598)	$ (228,469)	$ (203,549)	$ 668,732	$ 629,287	$ 569,479